UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	01/31/2013

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     4422    47627 SH       Sole                    47627
ABBOTT LABS                    COM              002824100     2612    39883 SH       Sole                    39883
APACHE CORP                    COM              037411105     4120    52481 SH       Sole                    52481
APPLE INC COM                  COM              037833100    19437    36523 SH       Sole                    36523
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     3516    55620 SH       Sole                    55620
CF INDS HLDGS INC COM          COM              125269100     1549     7625 SH       Sole                     7625
CHEVRONTEXACO CORP             COM              166764100    17383   160748 SH       Sole                   160748
CHURCH & DWIGHT INC COM        COM              171340102     6195   115640 SH       Sole                   115640
CISCO SYSTEMS INC              COM              17275R102     2219   112911 SH       Sole                   112911
CME GROUP INC COM              COM              12572Q105     1155    22800 SH       Sole                    22800
COMMONWEALTH BK AUST SPONSORED COM              202712600      999    15475 SH       Sole                    15475
CONOCOPHILLIPS                 COM              20825C104    25601   441469 SH       Sole                   441469
COPART INC COM                 COM              217204106     5914   200491 SH       Sole                   200491
DENTSPLY INTL INC NEW          COM              249030107     3147    79444 SH       Sole                    79444
DR PEPPER SNAPPLE GRP COM      COM              26138E109     3225    73001 SH       Sole                    73001
E M C CORP MASS                COM              268648102    13311   526131 SH       Sole                   526131
ECOLAB INC COM                 COM              278865100     9209   128084 SH       Sole                   128084
EMERSON ELECTRIC CO            COM              291011104      939    17729 SH       Sole                    17729
EXXON  MOBIL CORP              COM              30231G102      481     5561 SH       Sole                     5561
GENTEX CORP                    COM              371901109    27522  1460049 SH       Sole                  1460049
HARRIS CORP                    COM              413875105      452     9225 SH       Sole                     9225
HOLOGIC INC COM                COM              436440101     2573   128582 SH       Sole                   128582
INTEL CORP                     COM              458140100     2472   119870 SH       Sole                   119870
INTUITIVE SURGICAL INC         COM              46120E602    11277    22996 SH       Sole                    22996
JOHNSON & JOHNSON              COM              478160104     7793   111174 SH       Sole                   111174
JOHNSON CONTROLS               COM              478366107     3935   128314 SH       Sole                   128314
LKQ CORP COM                   COM              501889208     4509   213675 SH       Sole                   213675
MASIMO CORP COM                COM              574795100     1002    47680 SH       Sole                    47680
MEDTRONIC INC                  COM              585055106     3242    79037 SH       Sole                    79037
MICROSOFT CORP                 COM              594918104     1049    39291 SH       Sole                    39291
MONSANTO CO NEW                COM              61166W101     5149    54399 SH       Sole                    54399
NOVARTIS AG-ADR                COM              66987V109     4135    65330 SH       Sole                    65330
PAYCHEX INC                    COM              704326107     5707   183510 SH       Sole                   183510
PEPSICO INC                    COM              713448108     4895    71539 SH       Sole                    71539
PERRIGO CO                     COM              714290103    21590   207535 SH       Sole                   207535
PROCTER & GAMBLE CO            COM              742718109     6758    99538 SH       Sole                    99538
RAYONIER INC COM               COM              754907103     6955   134187 SH       Sole                   134187
RAYTHEON COMPANY               COM              755111507     4678    81270 SH       Sole                    81270
RESMED INC COM                 COM              761152107     4472   107576 SH       Sole                   107576
ROYAL BK CDA MONTREAL COM      COM              780087102     2582    42818 SH       Sole                    42818
SOUTHWESTERN ENERGY CO COM     COM              845467109     2776    83093 SH       Sole                    83093
STANLEY BLACK & DECKER COM     COM              854502101      999    13505 SH       Sole                    13505
STERICYCLE INC COM             COM              858912108     5220    55956 SH       Sole                    55956
STRYKER CORP                   COM              863667101     1436    26188 SH       Sole                    26188
TEVA PHARMACEUTCL INDS ADR     COM              881624209     2392    64055 SH       Sole                    64055
US BANCORP                     COM              902973304      404    12650 SH       Sole                    12650
VALMONT INDS INC COM           COM              920253101     3501    25641 SH       Sole                    25641
VARIAN MED SYS INC COM         COM              92220p105    13356   190145 SH       Sole                   190145
WATSCO INC                     COM              942622200      584     7800 SH       Sole                     7800
WOODWARD INC                   COM              980745103     4604   120747 SH       Sole                   120747
SPDR GOLD TRUST                                 78463V107    11633    71800 SH       Sole                    71800

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Value Total:	305086 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE